Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Numerator
Net loss	$ (105,691)	$ (58,245)
Net loss attributable to ordinary shareholders—basic and diluted	$ (105,691)	$ (58,245)
Denominator
Weighted-average number of ordinary shares used in net loss per share—basic and diluted	35,686,751	6,940,608
Net loss per share attributable to ordinary shareholders—basic and diluted	$ (2.96)	$ (8.39)